Cover	Jun. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2022
Entity File Number	001-33093
Entity Registrant Name	LIGAND PHARMACEUTICALS INCORPORATED
Entity Central Index Key	0000886163
Entity Tax Identification Number	77-0160744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5980 Horton Street
Entity Address, Address Line Two	Suite 405
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	858
Local Phone Number	550-7500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LGND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false